Note 20: Venango 30 Well Location	6 Months Ended
Nov. 30, 2013
Notes
Note 20: Venango 30 Well Location

NOTE 20:  VENANGO 30 WELL LOCATION

On August 31, 2012 the Company entered into an Oil and Gas Well Location Agreement with Vencedor Energy Partners (Assignor). The agreement allows the Company to drill 30 offset oil and gas wells on 3 producing oil and gas leases in Venango County, Pennsylvania.

The Company paid $585,000 in the form of 11,700,000 shares of common stock (Shares) of the Company for the rights.

The Company will have 100% working interest in the wells and Net Revenue Interest as follows:

Lease Name	Net Revenue Interest Breakdown
Rice	Master Lease Lessor - 12.5% Royalty, Master Lease Lessee 2.5% Override royalty interest, Assignor - 2.5% Override royalty interest; and the Company - 82.5% royalty interest;

Lalley	Master Lease Lessor - 12.5% Royalty, Master Lease Lessee 2.5% Override royalty interest, Assignor - 2.5% Override royalty interest; and the Company - 82.5% royalty interest; and

Corse	Master Lease Lessor - 15.0% Royalty, Master Lease Lessee 2.5% Override royalty interest, Assignor - 2.5% Override royalty interest; and the Company - 80.0% royalty interest.

The Agreement allows the Company to have the exclusive right to explore, operate, produce all naturally-occurring oil, gas, casing-head gas or gasoline, gas condensate and/or all other liquid or gaseous hydrocarbons and other marketable or non-marketable substances produced (Oil and Gas) from Oil and Gas deposits contained within and under the well location and any and all other rights and privileges necessary, incident to, or convenient for the economical operation of the well location and other lands for the production of Oil and Gas to the Company. A well location is defined as a circle having a radius of 150 feet with the well, to a depth as allowed in the Master Lease, at the center thereof.

The Company owns the rights and may select up to 30 well locations from the following:

Lease Name	Locations	Rights
Rice	Up to 10

One well per location, to a depth from the surface through the Speechley sands which depth is approximately 2,200 feet on the Premises alone for producing oil and gas by any means, and all rights necessary convenient and incident thereto, granted pursuant to the Master Rice Lease.

Lalley	Up to 8

One well per location, to a depth from the surface through the Speechley sands which depth is approximately 2,200 feet on the Premises alone for producing oil and gas by any means, and all rights necessary convenient and incident thereto, granted pursuant to the Master Lalley Lease.

Corse	Up to 15

One well per location, to a depth from the surface through the Speechley sands which depth is approximately 2,000 feet on the Premises alone for producing oil and gas by any means, and all rights necessary convenient and incident thereto, granted pursuant to the Master Corse Lease.

If Company does not begin or provide proof of funds or funding for the first well on or before January 31, 2013, subject to our operator, Vencedor Energy Partners, obtaining the necessary permits to allow the Company to commence drilling and completions operations, and does not begin or provide proof of funds or funding for 3 more wells on or before March 31, 2013, then the Company will have forfeited its rights and the Agreement shall terminate and unwind and the Assignor agrees to return the Shares (11,700,000) to the Company.

On January 29, 2013, pursuant to a letter agreement between the Company and the Assignor, the Company acknowledged and agreed to the notice of the delay of the permits up to 4 weeks beyond January 31, 2013. The permits were issued on February 4, 2013.

After completing 8 wells and if Company does not complete any of the remaining 22 well drilling provision set forth in the Agreement within the 2 years from the date of the execution of the Agreement, then the Company will forfeit its rights to the well locations not completed. The Company will retain its rights for the well locations completed and will retain an Override Royalty of Seven and one half per cent (7.5%) on the well locations forfeited.

The Company has 2 years from the date of execution of the Agreement to complete the drilling of the 30 well locations and has the option to acquire an additional 15 well locations for the same terms and conditions of the Agreement after the first 30 wells locations have been completed.

The Company will provide funding in groups of 4 to 6 wells to optimize economies of scale, with the exception of the first 4 wells which can be funded on an individual basis.

The Company agreed, the Participation and Operating Agreement (the "POA"), to have Assignor the designated Operator (the "Operator") of the Oil and Gas Well Locations which includes all the responsibilities as a designated operator in the State of Pennsylvania which includes the duties of managing and supervising the drilling and completions of the Oil and Gas Locations.

On December 18, 2012, pursuant to the POA, the Operator invoiced the Company $835,000 for the drilling and completion of five oil wells on the Rice lease. The Company has recorded the transaction capitalizing the drilling and completions as work in progress. The liability is included in the Company's Accounts Payable.

On March 18, 2013, pursuant to a letter agreement, Amendment #3, between the Company and Vencedor Energy Partners, the Company has agreed to delete Section 4a (financing conditions) of the Oil and Gas Well Location Assignment dated August 31, 2012 between Xun Energy, Inc. and Vencedor Energy Partners.

On March 30, 2013, the Company's operator, Vencedor Energy Partners, began site work on the Rice lease.

On August 26, 2013, the Company's operator, Vencedor Energy Partners (VEP), completed the drilling, casing and cementing of our first oil well of the 30 well drilling program. Rice oil well number 15 was drilled to the Target Depth of 1,050' on the Rice lease, in Venango County, PA. Samples were taken during the drilling program for analysis. Petroleum odors were emitted at the 720', 745', and 915' levels of the wellbore, indicating oil presence at these depths.  The review of the drill cuttings (samples) from the Rice #15 supported the need for a wire line log to be conducted on the well. VEP's geologist confirmed that the samples taken on August 26, 2013 revealed a well formed zone in the Venango 2 and also potential lenses in the Venango 1 and Red Valley sequence. Oil saturation is estimated at 30-35% for the Venango sequence with a strong show in the Red Valley sequence. The log will provide enough details to determine other key factors in determining whether or not the oil well should be put into production.

On September 16, 2013 the Company's operator, Vencedor Energy Partners (VEP), completed the nuclear wire line log on Rice #15 on the Rise Lease, in Venango County, PA. Verbal reports from the logging crew and staff on site were very positive when the logging tool pulled out of the well bore was covered with crude oil.

On September  25, 2013 the Company's operator, Vencedor Energy Partners (VEP), reported the analysis of the wire-line log on Rice #15 on the Rise Lease, Venango County, PA. VEP reported the following:

  The Venango-First has two separated lenses, one is about 6 feet, 762'-766', and another 9 foot section, 788'-797', and both have decent porosity. The sand thickness has developed at this location along with its oil saturations. The upper and lower lenses both have a fair to good oil show.

  The Venango-Second has 16 feet of formation on the bottom lens, 916'-932', with good porosity and saturation and another 4 feet above it, 908'-912' that's producible with lesser values. The porosity on the lower lens has a fair to excellent show of oil with a poorer oil show in the upper lens portion.

VEP recommended the balance of the infrastructure on the Rice Lease be completed first. After the infrastructure is installed, then Rice #15 well should be completed for production.

THE COMPANY WILL NEED TO RAISE ADDITIONAL FUNDS TO DRILL THE OIL AND GAS WELLS AND THERE IS NO GUARANTEE THAT THE COMPANY WILL BE SUCCESSFUL IN RAISING THE FUNDS NECESSARY TO COMPLETE 1 OR ANY OF THE 30 OFFSET OIL AND GAS WELLS.